UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-12306
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Dennis H. Leibowitz         New York, New York        May 15, 2008
-----------------------------     --------------------     ----------------
          [Signature]                [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          25
                                               -------------

Form 13F Information Table Value Total:         $132,796
                                               -------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number                      Name

NONE




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                                                  FORM 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
AT&T INC                       COM              00206R102    7,756     202,500  SH         SOLE              202,500
CITADEL BROADCASTING CORP      COM              17285T106      332     200,000  SH         SOLE              200,000
CITIZENS COMMUNICATIONS CO     COM              17453B101    3,147     300,000  SH         SOLE              300,000
DG FASTCHANNEL INC             COM              23326R109    8,778     457,670  SH         SOLE              457,670
DIRECTV GROUP INC              COM              25459L106    9,767     394,000  SH         SOLE              394,000
EARTHLINK INC                  COM              270321102   11,068   1,466,000  SH         SOLE            1,466,000
EHEALTH INC                    COM              28238P109    5,381     243,800  SH         SOLE              243,800
EQUINIX INC                    PUT              29444U952    1,662      25,000  SH         SOLE               25,000
EQUINIX INC                    PUT              29444U952    1,662      25,000  SH         SOLE               25,000
EQUINIX INC                    COM NEW          29444U502    3,783      56,900  SH         SOLE               56,900
FAIRPOINT COMMUNICATIONS INC   COM              305560104    1,784     197,800  SH         SOLE              197,800
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    5,128     145,900  SH         SOLE              145,900
FOCUS MEDIA HLDG LTD           PUT              34415V959    3,515     100,000  SH         SOLE              100,000
LIBERTY GLOBAL INC             COM SER C        530555309    3,456     106,398  SH         SOLE              106,398
METROPCS COMMUNICATIONS INC    COM              591708102    8,075     475,000  SH         SOLE              475,000
NEUTRAL TANDEM INC             COM              64128B108    6,632     368,215  SH         SOLE              368,215
NEXSTAR BROADCASTING GROUP I   CL A             65336K103      602     102,024  SH         SOLE              102,024
NII HLDGS INC                  CALL             62913F901    3,451     108,600  SH         SOLE              108,600
POWERSHARES QQQ TRUST          CALL             73935A904   17,488     400,000  SH         SOLE              400,000
POWERSHARES QQQ TRUST          CALL             73935A904    6,558     150,000  SH         SOLE              150,000
SWITCH & DATA FACILITIES COM   COM              871043105    6,332     620,200  SH         SOLE              620,200
TIME WARNER INC                COM              887317105    8,412     600,000  SH         SOLE              600,000
UNITED ONLINE INC              COM              911268100    3,696     350,000  SH         SOLE              350,000
VALUECLICK INC                 COM              92046N102    2,588     150,000  SH         SOLE              150,000
XM SATELLITE RADIO             CL A             983759101    1,743     150,000  SH         SOLE              150,000

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